Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets paid in cash	$ 153,877	$ 65,021	$ 92,248
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets	158,552
Total purchase price of outdoor advertising assets paid in cash	153,877
Non cash consideration of outdoor advertising assets	4,675
Gain on exchange of outdoor advertising assets	4,326
Total acquired intangible assets	137,530
Portion of acquired intangible assets assigned to goodwill	34,275
Amount deductible for tax purposes	27,082
Aggregate amortization expense related to acquisition	4,588
2015 Acquisitions [Member] | Other [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 103,255
Weighted average useful life	14 years
2015 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 14,901
Weighted average useful life	7 years
2015 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets	$ 87,899
Weighted average useful life	15 years
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets paid in cash		65,021
Total acquired intangible assets		53,790
Portion of acquired intangible assets assigned to goodwill		9,457
Amount deductible for tax purposes		9,457
Aggregate amortization expense related to acquisition		1,452
2014 Acquisitions [Member] | Other [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 44,333
Weighted average useful life		14 years
2014 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 7,216
Weighted average useful life		7 years
2014 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets		$ 36,982
Weighted average useful life		15 years